Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ 224,479
Ending balance	269,474	$ 38,034	¥ 224,479
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(106,922)	(15,091)	(100,572)
Provision made to consolidated statement of profit or loss	(30,721)	(4,336)	(29,842)
Utilization	30,721	4,336	23,492
Ending balance	¥ (106,922)	$ (15,091)	¥ (106,922)